INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2020
INTEREST IN JOINT VENTURES
INTEREST IN JOINT VENTURES

23.   INTEREST IN JOINT VENTURES

The Group’s principal interests in joint ventures which are incorporated companies are as follows:

				Percentage of
		Particulars of	Percentage of	equity held by		Principal
	Country of	issued and paid	equity held by	the Company’s		place of
Name of company	incorporation	up capital	the Company	subsidiaries	Principal activities	business
			%	%
Fujian Refining & Petrochemical Company Limited (“FREP”)	PRC	Registered capital RMB 14,758 million	—	50.00	Manufacturing refining oil products	PRC
BASF-YPC Company Limited (“BASF-YPC”)	PRC	Registered capital RMB 12,704 million	30.00	10.00	Manufacturing and distribution of petrochemical products	PRC
Taihu Limited (“Taihu”)	Cyprus	Registered capital USD 25,000	—	49.00	Crude oil and natural gas extraction	Russia
Yanbu Aramco Sinopec Refining Company Ltd. (“YASREF”)	Saudi Arabia	Registered capital USD 1,560 million	—	37.50	Petroleum refining and processing business	Saudi Arabia
Sinopec SABIC Tianjin Petrochemical Company Limited ("Sinopec SABIC Tianjin")	PRC	Registered capital RMB 10,520 million	—	50.00	Manufacturing and distribution of petrochemical products	PRC

Summarized balance sheet and reconciliation to their carrying amounts in respect of the Group’s principal joint ventures:

									Sinopec SABIC
	FREP		BASF-YPC		Taihu		YASREF		Tianjin
	December 31,		December 31,		December 31,		December 31,		December 31,
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets
Cash and cash equivalents	5,603	7,448	1,154	1,838	4,485	1,280	733	1,408	3,242	5,259
Other current assets	11,977	7,492	4,937	4,777	2,336	1,223	11,311	7,516	4,501	2,665
Total current assets	17,580	14,940	6,091	6,615	6,821	2,503	12,044	8,924	7,743	7,924
Non-current assets	17,267	15,237	10,498	9,993	10,453	12,531	50,548	45,413	14,878	18,258
Current liabilities
Current financial liabilities	(1,280)	(1,203)	(237)	(456)	(57)	(38)	(7,445)	(9,520)	(500)	(998)
Other current liabilities	(7,090)	(5,147)	(1,808)	(2,190)	(1,815)	(1,043)	(12,504)	(8,644)	(2,896)	(3,052)
Total current liabilities	(8,370)	(6,350)	(2,045)	(2,646)	(1,872)	(1,081)	(19,949)	(18,164)	(3,396)	(4,050)
Non-current liabilities
Non-current financial liabilities	(11,185)	(8,761)	—	—	(125)	(85)	(29,445)	(29,650)	(4,592)	(6,773)
Other non-current liabilities	(290)	(235)	(35)	(42)	(1,984)	(2,017)	(1,963)	(2,008)	(368)	(378)
Total non-current liabilities	(11,475)	(8,996)	(35)	(42)	(2,109)	(2,102)	(31,408)	(31,658)	(4,960)	(7,151)
Net assets	15,002	14,831	14,509	13,920	13,293	11,851	11,235	4,515	14,265	14,981
Net assets attributable to owners of the company	15,002	14,831	14,509	13,920	12,829	11,439	11,235	4,515	14,265	14,981
Net assets attributable to non-controlling interests	—	—	—	—	464	412	—	—	—	—
Share of net assets from joint ventures	7,501	7,416	5,804	5,568	6,286	5,605	4,213	—	7,133	7,491
Carrying Amounts	7,501	7,416	5,804	5,568	6,286	5,605	4,213	—	7,133	7,491

Summarized statement of comprehensive income

													Sinopec SABIC
	FREP			BASF-YPC			Taihu			YASREF			Tianjin
Year ended December 31,	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	52,469	57,047	38,691	21,574	19,590	15,701	14,944	15,222	9,528	77,561	75,940	37,337	23,501	20,541	14,881
Depreciation, depletion and amortization	(2,250)	(2,541)	(2,222)	(1,521)	(1,474)	(1,244)	(664)	(629)	(541)	(2,823)	(3,048)	(3,140)	(1,104)	(1,094)	(1,085)
Interest income	157	124	118	41	32	27	141	94	291	101	58	17	169	171	183
Interest expense	(647)	(597)	(535)	(43)	(26)	(16)	(151)	(265)	(20)	(1,382)	(1,470)	(1,136)	(167)	(134)	(131)
Earning/(loss) before income tax	3,920	964	520	3,625	2,314	1,518	3,493	3,320	2,304	(1,569)	(1,292)	(7,193)	3,916	2,178	954
Tax expense	(935)	(197)	(87)	(897)	(579)	(379)	(729)	(708)	(378)	(249)	(8)	1,057	(993)	(533)	(236)
Net income/(loss) for the year	2,985	767	433	2,728	1,735	1,139	2,764	2,612	1,926	(1,818)	(1,300)	(6,136)	2,923	1,645	718
Other comprehensive income/(loss)	—	—	—	—	—	—	921	(1,105)	(3,368)	1,059	(261)	(584)	—	—	—
Total comprehensive income/(loss)	2,985	767	433	2,728	1,735	1,139	3,685	1,507	(1,442)	(759)	(1,561)	(6,720)	2,923	1,645	718
Dividends declared by joint ventures	1,200	1,400	300	1,226	1,224	691	—	—	—	—	—	—	—	1,750	—
Share of net income/(loss) from joint ventures	1,493	384	217	1,091	694	456	1,307	1,235	911	(682)	(488)	(2,301)	1,462	823	359
Share of other comprehensive income/(loss) from joint ventures (i)	—	—	—	—	—	—	435	(522)	(1,593)	397	(98)	(219)	—	—	—

The share of net income for the years ended December 31, 2018, 2019 and 2020 in all individually immaterial joint ventures accounted for using equity method in aggregate were RMB 2,052, RMB 1,737 and RMB 993, respectively.

The share of other comprehensive income/(loss) for the years ended December 31, 2018, 2019 and 2020 in all individually immaterial joint ventures accounted for using equity method in aggregate were a loss of RMB 839, a loss of RMB 168 and a gain of RMB 808, respectively.

The carrying amount as of December 31, 2019 and 2020 of all individually immaterial joint ventures accounted for using equity method in aggregate were RMB  25,530 and RMB 26,099, respectively.

Note:

(i)	Including foreign currency translation differences.